Geographic Operations and Concentrations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 region segment	Dec. 31, 2011	Dec. 31, 2010
Geographic Operations and Concentrations
Number of Operating Segments	1
Number of regions that services are provided	2
Geographic information regarding operations
Revenue	$ 860,311	$ 846,907	$ 800,173
Total assets	604,028	616,696
Americas
Geographic information regarding operations
Revenue	640,047	608,763	588,029
Total assets	536,149	545,568
United States
Geographic information regarding operations
Revenue	204,229	193,385	201,018
Philippines
Geographic information regarding operations
Revenue	207,589	188,021	161,789
Canada
Geographic information regarding operations
Revenue	109,920	126,827	121,022
Others
Geographic information regarding operations
Revenue	118,309	100,530	104,200
EMEA
Geographic information regarding operations
Revenue	220,264	238,144	212,144
Total assets	$ 67,879	$ 71,128